Taxes (Details 5) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
VAT tax payable	$ 532,649	$ 282,340
Corporate income tax payable	225,311	113,083
Withholding tax payable	194,747	133,210
Disability insurance fund payable	438,759	363,149
Other tax payables	35,148	23,847
Total tax payables	$ 1,426,614	$ 915,629